VESSELS AND EQUIPMENT - Narrative (Details) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 09, 2023 USD ($) vessels	Dec. 31, 2023 USD ($) vessels	Jan. 31, 2023 vessels	Mar. 31, 2024 vessels	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2021 USD ($) tanker vessels
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of vessels | $					$ 1,631,423	$ 335,815	$ 473,761
Prepaid consideration | $		$ 349,151			$ 349,151	$ 0
Number of vessels EGCS completed					2	8	2
Number of vessels, drydock performed					10	14	11
Number of vessels BWTS installed							1
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation period					20 years	25 years
VLCC vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered			2		2	4	2
Number of tankers sold					1
VLCC vessels | Euronav
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired	24
Vessels acquired, average age	5 years 3 months 18 days
Vessels acquired, purchase price | $	$ 2,350,000
Number of vessels delivered		11
Purchase of vessels | $					$ 1,112,200
Contractual commitments for acquisition of vessels | $		$ 890,000			$ 890,000
Number of vessels remaining to be delivered		13			13
Prepaid consideration | $		$ 347,800			$ 347,800
VLCC vessels | Major purchases of assets | Euronav
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels delivered				13
Suezmax tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of tankers sold | tanker					2
LR2 Tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of newbuildings delivered							4
Number of tankers sold | tanker						2	2